SCHEDULE OF CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Revenue from Contract with Customer [Abstract]
Grosss amount at the beginning of the period	¥ 63,144	¥ 31,722	¥ 25,075
Grosss amount at the beginning of the period	27,787	50,825	51,712
Grosss amount at the beginning of the period	(54,462)	(19,403)	(45,065)
Gross amount at the beginning of the period	36,469	63,144	31,722
Allowance for contract assets			(10,604)
Grosss amount at the beginning of the period		(12,306)			(10,362)
Gross amount at the beginning of the period		50,838	21,118	$ 3,677	¥ 26,107
Balance at the beginning of the period	12,306		6,733
Balance at the beginning of the period		10,604
Additions charged to bad debt expense			3,871
Additions charged to bad debt expense	(1,944)	1,702
Balance at the end of the period			10,604
Balance at the end of the period	¥ 10,362	¥ 12,306